Accrued Liabilities and Other Payables - Schedule of accrued liabilities and other payable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Payables and Accruals [Abstract]
Accrued liabilities for learning services and online marketing services		¥ 85,598	¥ 39,042
Accrued marketing expenses		43,765	19,981
Accrued professional fee		28,499	7,863
Accrued administrative expenses		8,169	5,126
Accrued technical expenses		8,960	4,315
Deposits payable to service providers		2,542	2,995
Operating lease liabilities-current portion		4,166
Others		10,944	6,392
Total	$ 27,672	¥ 192,643	¥ 85,714